Interest income from financial assets at fair value through profit or loss (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Interest income on financial assets designated at fair value through profit or loss	$ 12,008	$ 15,384	$ 14,049
Financial assets at fair value through profit or loss category
Financial assets
Interest income on financial assets designated at fair value through profit or loss	12,008	15,384	14,049
Loans and advances - Credit institutions | Financial assets at fair value through profit or loss category
Financial assets
Interest income on financial assets designated at fair value through profit or loss	2,997	6,306	5,981
Loans and advances - Customers | Financial assets at fair value through profit or loss category
Financial assets
Interest income on financial assets designated at fair value through profit or loss	804	1,742	518
Debt instruments. | Financial assets at fair value through profit or loss category
Financial assets
Interest income on financial assets designated at fair value through profit or loss	$ 8,207	$ 7,336	$ 7,550